UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05549

Reynolds Funds, Inc.

(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee,  WI  53202

(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109

         Registrant's telephone number, including area code:

(415) 265-7167

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
March 31, 2013

REYNOLDS BLUE CHIP GROWTH FUND Seeking Long-Term Capital Appreciation

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

REYNOLDS BLUE CHIP GROWTH FUND

May 22, 2013
Dear Fellow Shareholders:
Performance Highlights (March 31, 2013)
The annualized average total returns of the Reynolds Blue Chip Growth Fund (the “Fund” or the “Blue Chip Fund”) for the 1-year, 3-year, 5-year, 10-year periods and since inception (August 12, 1988) through March 31, 2013 were +7.81%, +10.79%, +15.10%, +11.46% and +8.42%, respectively.  The annualized average total returns for the Fund’s benchmark, the Standard & Poor’s 500 Index, for the 1-year, 3-year, 5-year, 10-year periods and since inception (August 12, 1988) through March 31, 2013 were +13.96%, +12.67%, +5.81%, +8.53% and +9.94%, respectively.  The performance of the Reynolds Blue Chip Growth Fund was +8.89% in the six months ended March 31, 2013.  The performance of the Standard & Poor’s 500 Index during that same period was +10.19%. The performance of the Reynolds Blue Chip Growth Fund was +9.99% in the three months ended March 31, 2013.  The performance of the Standard & Poor’s 500 Index during that same period was +10.61%.

One	Three Year	Five Year	Ten Year	Since
Year	Average	Average	Average	Inception
Returns	Annual Returns	Annual Returns	Annual Returns	August 12, 1988

■ Reynolds Blue Chip Growth Fund ■ Standard & Poor’s 500(1)

(1)
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis.  A particular stock’s weighting in the Index is based on its relative total market value (i.e. its market price per share times the number of shares outstanding.)  Stocks may be added or deleted from the Index from time to time.

____________

As stated in the Prospectus dated January 31, 2013 the expense ratio of the Fund is 1.53%.
____________
Redesigned Web Site
We have a newly redesigned web site.  To access it go to reynoldsfunds.com.  At our website you can access current information about your investment holdings.  You must first request a personal identification number (PIN) by calling our shareholder service representatives at 1-800-773-9665.  You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Reynolds Blue Chip Growth Fund net asset value.  Additional information available (PIN number not needed) includes quarterly updates of the returns of the Blue Chip Fund, top ten holdings, industry percentages, and news articles regarding the Fund.  Also, detailed statistics and graphs of past performances from a link to Morningstar for the Blue Chip Fund.

Investment Strategy
We had an extremely high cash position in the Reynolds Blue Chip Growth Fund during the period from October 2007 to March 2009 when the stock market was in a correction phase.  We started buying near the market bottom in March 2009.  We believe that stocks are currently selling at attractive valuations based on historical valuation measures.  One of these valuation measures is a company’s price earnings ratio relative to inflation, interest rates and the economic outlook.  Another valuation measure is a company’s price earnings ratio relative to its forecasted earnings growth rate (the PEG ratio).  Many stocks of high quality companies are currently selling at PE ratios and PEG ratios toward the lower end of their historical ranges and we believe that they are attractively valued.

The U.S. Economy
The U.S. economic recovery that started in mid-2009 has continued, although at a modest pace, so far in 2013.  The U.S. economic recovery continues to be affected by a number of secular factors that are altering the pace and composition of growth.  The economy in 2013 is being affected by sustained subpar growth, low inflation, Federal Reserve (“Fed”) easing, strong consumer spending, higher than normal unemployment, greater prudence and less speculation in lending, reduced government spending including defense outlays, gains in residential construction and weakness overseas.  The U.S. economy is growing, but at a lower than ideal rate.  For example, growth of 3% or better is needed to meaningfully reduce unemployment which is currently around 7.5%.  The Federal Reserve’s third round of economic stimulus referred to as  “QE3”, which involves purchasing $40 billion per month of open-ended mortgage-backed securities, is continuing.  This stimulus has tended to moderately lower longer term interest rates and added a moderate amount to economic growth.  U.S. Gross Domestic Product (GDP) increased 2.2% in 2012, 1.8% in 2011 and 2.4% in 2010.  GDP grew at a 0.4% annual rate in the fourth calendar quarter and at a 3.1% annual rate in the third calendar quarter of 2012.  GDP expanded at a preliminary estimated inflation-adjusted annual rate of 2.5% in the quarter ended March 31, 2013 helped by a strong private sector including strong consumer spending, which accounted for most of the increase in GDP.  For the next six months the outlook remains for modest, less than ideal growth, accompanied by higher than normal unemployment, modest inflation pressures, no change in the Federal Reserve policy on the federal funds rate, a strong private sector and a weak public sector.  The economy will continue to be characterized by large fiscal deficits.  The U.S. economy is more likely to slow than accelerate in the next coming months and is forecast to expand at a 1.2% rate in the quarter ended June 30, 2013 and 1.8% for the year ended December 31, 2013.

U.S. inflation numbers have been helped in the last few years by global competition and technology innovations that are helping to lower production and distribution costs.  Inflation, as measured by the Consumer Price Index, increased 2.1% in 2012, 3.1% in 2011 and 1.6% in 2010.  U.S. inflation is estimated to have increased at a 1.7% annual rate in the first quarter of 2013, after increasing at 1.9 % and 1.7% annual rates in the fourth and third quarters of 2012, respectively.  U.S. inflation is forecast to increase 1.8% in 2013.

There are some current and potential economic and investment negatives at the present time including: (1) U.S. and worldwide economic growth continues at a slower than ideal rate; (2) a package of tax increases and cutbacks on government spending (“the fiscal cliff”) began on January 1, 2013 and will continue unless Congress acts to change it; (3) unemployment at 7.5% is still high as hiring continues cautiously;  (4) business spending has been weaker as businesses are worried about slow growth; (5) there are concerns about U.S. tax and spending policies; (6) mortgage rates are low, but mortgage credit is still somewhat tight; (7) the U.S. deficit needs to be reduced; (8) there are major economic problems with some individual Euro-zone countries such as Cyprus, Greece, Italy, Portugal, and Spain which may continue for some time; (9) Europe is in a recession with Euro-zone growth forecast to be negative for 2013; and (10) growth in China should remain below trend for the next couple of years.

Some current and potential economic and investment positives are: (1) central banks worldwide have stepped up monetary stimulus to boost growth; (2) consumer spending, which accounts for about 71% of the economy, continues to expand; (3) many companies have recently reported better than expected first quarter earnings and analysts are turning more positive on the outlook for corporate earnings; (4) real estate activity including new construction  continues to increase and the rise in property values has resulted in  improving household balance sheets; (5) employment and payrolls are increasing with unemployment currently at 7.5%, the lowest in more than four years; (6) there has been an increase in the willingness of companies to commit capital as evidenced by the increase in merger and acquisition activity; (7) the economy has grown in the last fourteen quarters and growth should continue in the near term; (8) growth in the service sector is broadening; (9) automobile sales have been strong; (10) businesses have been able to use the credit markets to strengthen their balance sheets; (11) gasoline prices are cheaper; (12) the rise in stock market prices has added to net worth; (13) Federal Reserve policy makers have said that they will maintain stimulus until the labor market improves “significantly”; (14) European bailout funds have been expanded; (15) current valuations of stocks are toward the lower end of historical ranges; (16) the U.S. economy currently has better fundamentals than the economies of most other industrialized countries; (17) the European Central Bank (ECB) recently cut interest rates; and (18) China’s economic growth rate seems to be stabilizing.

The World Economy
The global economic recovery that started in mid-2009 has continued in 2013.  Global economic activity slowed in the last nine quarters.  The World Economy is forecast to increase 2.7% in 2013 after increasing 2.7% in 2012, 4.0% in 2011 and 4.8% in 2010.

The Euro-zone is currently in a recession and is currently the weakest economic area among industrialized countries.  Europe has been implementing significant fiscal retrenchment which is slowing their economic growth.  The biggest risk to Euro-zone economic growth is related to the potential sovereign government debt crises that have appeared.  Euro-zone real GDP has decreased over the last six quarters.  The Euro-zone’s GDP is forecast to decrease 0.4% in 2013 after decreasing 0.5% in 2012, increasing 1.5% in 2011 and increasing 1.7% in 2010.  Several Euro-zone countries including Italy and Spain have slipped into a recession.

The United Kingdom’s GDP is forecast to increase 0.9% in 2013 after increasing 0.3% in 2012, 0.7% in 2011 and 1.3% in 2010.  Japan’s GDP is forecast to increase 0.8%  in 2013 after increasing 1.9% in 2012, decreasing 0.7% in 2011 and increasing 4.0% in 2010.  Korea’s GDP is forecast to increase 2.7% in 2013 after increasing 2.0% in 2012, 3.6% in 2011 and 6.2% in 2010.  Canada’s GDP is forecast to increase 1.5% in 2013 after increasing 1.8% in 2012, 2.5% in 2011 and 3.1% in 2010.

Some developing countries in the world have been growing faster than the U.S. in the last few years.  Their economies continued to grow faster than the U.S. during the most recent worldwide economic slowdown and their economies are continuing to grow faster.  Recovery is strongest in Asia with China having the strongest growth among “advanced economies”.  Other Asian countries are having good growth rates as well.  The biggest developing economies are many times referred to as the “BRIC” economy, which is short for Brazil, Russia, India, and China.  China’s population is approximately 19% of the world’s total population of approximately seven billion.  In the second quarter of 2010 China overtook Japan and became the world’s second largest economy after the U.S.  It is the world’s fastest growing major economy.  Many economists believe that China has a particularly good long-term outlook.  Near term, however, there have been cross currents in China’s economic outlook.  China’s GDP is forecast to increase 7.8% in 2013 after increasing 7.7% in 2012, 6.4% in 2011 and 10.4% in 2010.

India’s population is approximately 17% of the world’s population.  It is the world’s second fastest growing major economy.  India’s GDP is forecast to increase 5.7% in 2013 after increasing 5.0% in 2012, 6.6% in 2011 and 8.4% in 2010.

Brazil is Latin America’s biggest economy.  GDP is forecast to increase 2.6% in 2013 after increasing  0.9% in 2012, 2.7% in 2011 and 7.5% in 2010.  Russia’s GDP is forecast to increase 3.1% in 2013 after increasing at 3.4% in 2012, 4.3% in 2011 and 4.0% in 2010.

Many worldwide larger multinational companies should be well positioned to benefit long-term from worldwide growth.  To the extent that some of these companies’ U.S. earnings are growing slower, this could be somewhat offset by their possible stronger foreign earnings.  The long-term strategy of the Reynolds Blue Chip Growth Fund is to be structured to benefit from this worldwide growth by investing in many of these leading multinational growth companies.

The Blue Chip Fund is positioned to participate in long-term worldwide growth trends through investments in multinational U.S. headquartered companies.  In addition, the Fund has investments in leading foreign headquartered companies, whose stocks or American Depositary Receipts (ADRs) trade in the United States.  These ADRs are denominated in dollars and they must use GAAP (Generally Accepted Accounting Principles) accounting to qualify as an ADR.  The Blue Chip Fund may hold up to 35% of its assets in ADRs.

Opportunistic Investing in Companies of Various Sizes and Diversified Among Various Industries
The Reynolds Blue Chip Growth Fund usually invests in companies of various sizes as classified by their market capitalizations.  A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price.  Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience plus the overall economic and geopolitical environments and interest rates.  The Fund’s investments are diversified among various industries.

The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in worldwide “blue chip” growth companies.  These companies are defined as companies with a minimum market capitalization of $1 billion.  In the long-term these companies build value as their earnings grow.  This growth in value should ultimately be recognized in higher stock prices for these companies.

Industry Sectors(2) as of March 31, 2013

(2)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Low Long-Term Interest Rates by Historical Standards are a Significant Positive for Stock Valuations
Long-term interest rates remain near historically low levels.  Low long-term interest rates usually result in higher stock valuations for many reasons including:

(1)	Long-term borrowing costs of corporations are lower resulting in higher business confidence and profits.
(2)	Long-term borrowing costs of individuals are lower which increases consumer confidence and spending.
(3)	A company’s stock is usually valued by placing a present value on that company’s future stream of earnings and dividends. The present value is higher when interest and inflation rates are low.

Linked Money Market Fund
The First American Treasury Obligations Fund is a money market fund offered by an affiliate of our transfer agent, U.S. Bancorp Fund Services, LLC.  This Fund is offered as a money market alternative to our shareholders.  The First American Treasury Obligations Fund offers many free shareholder conveniences including automatic investment and withdrawal plans and check writing access to your funds and is linked to your holdings in the Reynolds Blue Chip Growth Fund.  This Fund is also included on your quarterly statements.

Information about the Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund

Reynoldsfunds.com website:  You can access current information about your investment holdings via our website, reynoldsfunds.com.  You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Reynolds Blue Chip Growth Fund net asset value.  Additional information available (PIN number not needed) includes quarterly updates of the returns of the Blue Chip Fund, top ten holdings, industry percentages, and news articles regarding the Fund.  Also, detailed statistics and graphs of past performances from a link to Morningstar for the Blue Chip Fund.

For automatic current daily net asset values:  Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”.  The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Reynolds Blue Chip Growth Fund shareholders to automatically access their current account information:  Call1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions:  Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency:  Consolidated statements summarizing the Blue Chip Fund and First American Treasury Obligations Fund accounts held by a shareholder are sent quarterly.  In addition, individual Blue Chip Fund statements are sent whenever a transaction occurs.  These transactions are: (1) statements are sent for the Blue Chip Fund or First American Treasury Obligations Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements are sent twice a year if, and when, any ordinary income or capital gains are distributed.

Tax reporting:  Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January.  The percentage of income earned from various government securities, if any, for the Blue Chip Fund and the First American Treasury Obligations Fund are also reported in January.

Minimum investment:  $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans:  All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan:  There is no charge to automatically debit your checking account to invest in the Blue Chip Fund or the First American Treasury Obligations Fund ($50 minimum for either of these Funds) at periodic intervals to make automatic purchases in either of these Funds.  This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan:  For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund or the First American Treasury Obligations Fund as often as monthly and send a check to you or transfer funds to your bank account.

Free Check Writing:  Free check writing ($100 minimum) is offered for accounts invested in the First American Treasury Obligations Fund.

Exchanges or regular redemptions between the Blue Chip Fund and the First American Treasury Obligations Fund:  As often as desired – no charge.

NASDAQ symbols:  Reynolds Blue Chip Growth Fund – RBCGX and First American Treasury Obligations Fund – FATXX.

Portfolio Manager:  Frederick Reynolds is the portfolio manager of the Reynolds Blue Chip Growth Fund.

The Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund are No-Load:  No front-end sales commissions or deferred sales charges (“loads”) are charged.  Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder.  These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment.  These fees reduce a shareholder’s return.  The Blue Chip Fund and First American Treasury Obligations Fund are No-Load as they do not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders.  We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President

____________

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Performance data current to the most recent month-end may be obtained by visiting www.reynoldsfunds.com or by calling 1-800-773-9665.

Risks associated with investing in the Fund are as follows: Stock Market Risk, Growth Investing Risk, Technology Companies Risk, Consumer Discretionary Companies Risk, Smaller and Medium Capitalization Companies Risk, Foreign Securities Risk and Portfolio Turnover Risks.  For details regarding these risks, please refer to the Fund’s Prospectus or Summary Prospectus dated January 31, 2013.

Distributed by Rafferty Capital Markets, LLC

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.reynoldsfunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the Commission’s website.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Reynolds Blue Chip Growth Fund
COST DISCUSSION (Unaudited)

As a shareholder of the Reynolds Blue Chip Growth Fund, you do not incur (except as described below) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees, but do incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/01/12	Value 3/31/13	Period* 10/01/12-3/31/13
Reynolds Blue Chip Growth Fund Actual	$1,000.00	$1,088.90	$8.33
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.05

*
Expenses are equal to the Fund’s annualized expense ratio of 1.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2012 and March 31, 2013).

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

ASSETS:
Investments in securities, at value (cost $149,087,000)	$186,278,323
Receivable from investments sold	3,404,986
Cash	705,873
Receivable from shareholders for purchases	214,388
Dividends receivable	157,001
Prepaid expenses	23,697
Other receivables	45
Total assets	$190,784,313
LIABILITIES:
Payable for investments purchased	$2,409,603
Payable to shareholders for redemptions	167,666
Payable to adviser for management fees	158,165
Payable for distribution expenses	22,705
Other liabilities	101,900
Total liabilities	2,860,039
NET ASSETS:
Capital Stock, $0.01 par value; 40,000,000 shares authorized; 2,959,072 shares outstanding	153,239,224
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	37,191,323
Accumulated net realized loss on investments and foreign currency transactions	(1,862,182)
Accumulated net investment loss	(644,091)
Net assets	187,924,274
Total liabilities and net assets	$190,784,313
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($187,924,274 ÷ 2,959,072 shares outstanding)	$63.51

The accompanying notes to financial statements are an integral part of this statement.

SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a)
COMMON STOCKS — 97.5% (a)
	Aerospace & Defense — 1.3%
3,500	BE Aerospace, Inc.*	$211,015
1,400	The Boeing Co.	120,190
1,800	Esterline Technologies Corporation.*	136,260
7,300	GenCorp Inc.*	97,090
4,600	Hexcel Corp.*	133,446
6,900	Honeywell International Inc.	519,915
1,100	L-3 Communications Holdings, Inc.	89,012
500	Lockheed Martin Corp.	48,260
1,600	Northrop Grumman Corporation	112,240
800	Precision Castparts Corp.	151,696
1,400	Raytheon Co.	82,306
2,800	Rockwell Collins, Inc.	176,736
500	Teledyne Technologies Inc.*	39,220
4,200	Triumph Group, Inc.	329,700
2,200	United Technologies Corp.	205,546
		2,452,632
	Air Freight & Logistics — 0.2%
3,200	C. H. Robinson Worldwide, Inc.	190,272
1,300	FedEx Corp.	127,660
1,600	United Parcel Service, Inc. Cl B	137,440
		455,372

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Airlines — 1.9%
7,600	Alaska Air Group, Inc.*	$486,096
6,200	Allegiant Travel Co.*	550,436
3,000	China Southern Airlines
	Company Limited - SP-ADR	85,920
2,900	Copa Holdings S.A.	346,869
20,000	Delta Air Lines, Inc.*	330,200
19,100	Hawaiian Holdings, Inc.*	110,016
12,400	JetBlue Airways Corp.*	85,560
18,900	Republic Airways Holdings Inc.*	218,106
6,900	Ryanair Holdings PLC - SP-ADR	288,282
5,900	SkyWest, Inc.	94,695
32,900	Southwest Airlines Co.	443,492
3,800	Spirit Airlines Inc.*	96,368
4,400	United Continental Holdings Inc.*	140,844
22,200	US Airways Group, Inc.*	376,734
		3,653,618
	Auto Components — 0.3%
1,400	BorgWarner, Inc.*	108,276
800	Delphi Automotive PLC	35,520
800	Drew Industries Incorporated	29,048
3,000	Johnson Controls, Inc.	105,210
200	Magna International Inc.	11,740
1,200	Tenneco Inc.*	47,172
3,900	TRW Automotive Holdings Corp.*	214,500
		551,466
	Automobiles — 0.4%
3,400	Ford Motor Company	44,710
3,200	Harley-Davidson, Inc.	170,560
2,400	HONDA MOTOR CO., LTD. - SP-ADR	91,824
5,900	Tata Motors Ltd. - SP-ADR	144,019
2,000	Tesla Motors, Inc.*	75,780
1,700	TOYOTA MOTOR
	CORPORATION - SP-ADR	174,488
2,200	Winnebago Industries, Inc.*	45,408
		746,789
	Beverages — 1.5%
3,300	Anheuser-Busch InBev N.V. - SP-ADR	328,515
1,900	The Boston Beer Company, Inc.*	303,316
16,900	Coca-Cola Enterprises Inc.	623,948
2,400	Coca-Cola Femsa, S.A.B.
	de C.V. - SP-ADR	393,048
9,800	Constellation Brands, Inc.*	466,872
14,200	Cott Corp.	143,704
1,800	Crimson Wine Group Ltd*	16,740
300	Diageo plc - SP-ADR	37,752
6,200	Dr Pepper Snapple Group, Inc.	291,090
1,200	Fomento Economico Mexicano,
	S.A.B. de C.V. - SP-ADR	136,200
1,800	PepsiCo, Inc.	142,398
		2,883,583
	Biotechnology — 3.6%
1,000	Acadia Healthcare Co. Inc.*	29,390
1,800	ACADIA Pharmaceuticals Inc.*	14,292
800	Aegerion Pharmaceuticals, Inc.*	32,272
2,000	Affymax Inc.*	2,780
4,300	Alexion Pharmaceuticals, Inc.*	396,202
7,000	Alkermes PLC*^	165,970
4,900	Amgen Inc.	502,299
17,700	Arena Pharmaceuticals, Inc.*	145,317
17,600	ARIAD Pharmaceuticals, Inc.*	318,384
2,100	Biogen Idec Inc.*	405,111
2,000	BioMarin Pharmaceutical Inc.*	124,520
8,500	Celgene Corp.*	985,235
700	Cubist Pharmaceuticals, Inc.*	32,774
6,400	Dendreon Corp.*	30,272
9,000	Elan Corporation plc - SP-ADR*	106,200
8,100	Geron Corporation*	8,667
17,900	Gilead Sciences, Inc.*	875,847
1,100	Grifols S.A. - ADR*	31,911
10,500	Incyte Corp.*	245,805
2,200	Infinity Pharmaceuticals, Inc.*	106,634
7,300	Isis Pharmaceuticals, Inc.*	123,662
1,500	Keryx Biopharmaceuticals, Inc.*	10,560
2,000	Medivation Inc.*	93,540
2,800	Onyx Pharmaceuticals, Inc.*	248,808
12,900	Orexigen Therapeutics Inc.*	80,625
8,100	Peregrine Pharmaceuticals, Inc.*	10,854
10,900	Pharmacyclics, Inc.*	876,469
190	Prothena Corp. PLC*	1,271
600	Regeneron Pharmaceuticals, Inc.*	105,840
3,300	Sarepta Therapeutics, Inc.*	121,935
12,400	Savient Pharmaceuticals Inc.*	9,920
9,300	Seattle Genetics, Inc.*	330,243
1,900	United Therapeutics Corporation*	115,653
1,300	Vertex Pharmaceuticals Incorporated*	71,474
		6,760,736
	Building Products — 0.9%
1,900	AAON, Inc.	52,421

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Building Products — 0.9% (Continued)
1,900	American Woodmark Corporation*	$64,657
800	Apogee Enterprises, Inc.	23,160
600	Armstrong World Industries, Inc.*	33,534
14,700	Fortune Brands Home & Security Inc.*	550,221
3,900	Lennox International Inc.	247,611
16,500	Masco Corp.	334,125
3,100	Owens Corning Inc.*	122,233
4,900	PGT, Inc.*	33,663
1,900	Quanex Building
	Products Corporation	30,590
8,000	USG Corporation*	211,520
		1,703,735
	Capital Markets — 3.1%
1,600	Affiliated Managers Group, Inc.*	245,712
4,100	Ameriprise Financial, Inc.	301,965
1,100	The Bank of New York Mellon Corporation	30,789
600	BlackRock, Inc.	154,128
3,500	The Carlyle Group	105,875
10,200	E*Trade Financial Corp.*	109,242
3,200	Eaton Vance Corp.	133,856
2,200	Evercore Partners Inc.	91,520
775	FBR & Company*	14,671
2,200	Federated Investors, Inc. Cl B	52,074
8,300	Financial Engines, Inc.	300,626
1,100	Franklin Resources, Inc.	165,891
4,300	The Goldman Sachs Group, Inc.	632,745
2,200	Invesco Limited	63,712
10,900	Janus Capital Group Inc.	102,460
2,400	Legg Mason, Inc.	77,160
800	Manning & Napier Inc.	13,232
12,300	Morgan Stanley	270,354
1,000	Northern Trust Corporation	54,560
1,200	PennantPark Investment Corporation	13,548
12,600	Piper Jaffray Companies, Inc.*	432,180
3,300	T. Rowe Price Group Inc.	247,071
6,800	Raymond James Financial, Inc.	313,480
10,800	The Charles Schwab Corporation	191,052
8,400	SEI Investments Co.	242,340
3,200	State Street Corporation	189,088
6,900	TD Ameritrade Holding Corp.	142,278
4,100	Triangle Capital Corporation	114,759
2,900	UBS AG	44,631
3,700	Virtus Investment Partners Inc.*	689,236
5,800	Waddell & Reed Financial, Inc.	253,924
		5,794,159
	Chemicals — 3.2%
500	Air Products and Chemicals, Inc.	43,560
900	Airgas, Inc.	89,244
1,500	Balchem Corporation	65,910
4,400	Chemtura Corporation*	95,084
1,200	Cytec Industries Inc.	88,896
10,144	Eastman Chemical Co.	708,762
4,600	Ecolab Inc.	368,828
5,500	FMC Corporation	313,665
700	H.B. Fuller Company	27,356
3,000	W.R. Grace & Co.*	232,530
7,200	Huntsman Corporation	133,848
8,000	International Flavors & Fragrances Inc.	613,360
3,500	Koppers Holdings, Inc.	153,930
3,900	Kraton Performance Polymers, Inc.*	91,260
2,900	LyondellBasell Industries N.V.	183,541
1,400	Methanex Corporation	56,882
7,300	Monsanto Company	771,099
5,000	The Mosaic Company	298,050
500	NewMarket Corporation	130,180
7,700	Olin Corp.	194,194
1,800	PolyOne Corporation	43,938
2,100	PPG Industries, Inc.	281,274
6,800	RPM International, Inc.	214,744
4,100	Sigma-Aldrich Corp.	318,488
1,200	Sociedad Quimica y Minera de
	Chile S.A. - SP-ADR	66,540
6,800	The Valspar Corp.	423,300
		6,008,463
	Commercial Banks — 1.2%
1,100	Bank of Hawaii Corporation	55,891
3,500	Bank of the Ozarks, Inc.	155,225
3,300	Barclays PLC - SP-ADR	58,608
1,800	CapitalSource Inc.	17,316
5,800	Citizens Republic Bancorp, Inc.*	130,790
1,600	East West Bancorp, Inc.	41,072
1,600	Enterprise Financial Services Corp.	22,944
20,400	Fifth Third Bancorp	332,724
1,000	First Financial Bankshares, Inc.	48,600
2,400	Fulton Financial Corporation	28,080
2,200	HDFC Bank Ltd. - ADR	82,324
1,400	HSBC Holdings plc - SP-ADR	74,676
2,100	Hudson City Bancorp, Inc.	18,144

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Commercial Banks — 1.2% (Continued)
18,500	Huntington Bancshares Inc.	$136,715
500	ICICI Bank Limited - SP-ADR	21,450
12,300	KeyCorp	122,508
500	Mercantile Bank Corporation	8,355
5,900	Mizuho Financial Group, Inc. - ADR	25,193
800	PNC Financial Services Group, Inc.	53,200
2,200	Popular, Inc.*	60,742
40,200	Regions Financial Corp.	329,238
1,000	Royal Bank of Scotland
	Group plc - SP-ADR*	8,430
1,700	Southwest Bancorp, Inc.*	21,352
1,200	SunTrust Banks, Inc.	34,572
7,200	Synovus Financial Corp.	19,944
5,100	Texas Capital Bancshares, Inc.*	206,295
2,200	Wells Fargo & Co.	81,378
5,600	Zions Bancorporation	139,944
		2,335,710
	Commercial Services & Supplies — 1.1%
5,900	The ADT Corporation	288,746
3,600	Avery Dennison Corporation	155,052
5,800	Cintas Corp.	255,954
1,400	Consolidated Graphics, Inc.*	54,740
2,700	Copart, Inc.*	92,556
2,600	A.T. Cross Company*	35,802
6,200	R.R. Donnelley & Sons Company	74,710
5,400	KAR Auction Services Inc.	108,162
2,500	Manpower Inc.	141,800
1,700	Herman Miller, Inc.	47,039
2,200	Mobile Mini, Inc.*	64,746
3,400	PHH Corporation*	74,664
1,200	Quad Graphics, Inc.	28,728
1,200	Republic Services, Inc.	39,600
13,400	RINO International Corp.*(b)	134
3,900	Rollins, Inc.	95,745
7,300	Steelcase Inc.	107,529
400	Stericycle, Inc.*	42,472
3,100	Tetra Tech, Inc.*	94,519
2,700	Waste Connections, Inc.	97,146
2,200	Waste Management, Inc.	86,262
		1,986,106
	Communications Equipment — 1.2%
1,200	ADTRAN, Inc.	23,580
1,500	Aruba Networks Inc.*	37,110
10,500	Brocade Communications
	Systems, Inc.*	60,585
2,300	CalAmp Corporation*	25,231
1,400	F5 Networks, Inc.*	124,712
6,200	Finisar Corp.*	81,778
3,100	Harris Corp.	143,654
2,200	Infinera Corporation*	15,400
2,000	InterDigital, Inc.	95,660
2,900	Ituran Location and Control Ltd.	45,385
8,900	JDS Uniphase Corp.*	118,993
1,300	Loral Space & Communications Inc.	80,444
1,600	Motorola Solutions, Inc.	102,448
4,700	NETGEAR, Inc.*	157,497
25,200	Nokia Oyj - SP-ADR	82,656
500	Palo Alto Networks, Inc.*	28,300
900	Plantronics, Inc.	39,771
900	Polycom, Inc.*	9,972
2,300	Procera Networks, Inc.*	27,347
2,100	QUALCOMM, Inc.	140,595
2,200	RADWARE Ltd.*	83,006
9,900	Riverbed Technology, Inc.*	147,609
4,900	Ruckus Wireless Inc.*	102,900
17,300	Telefonaktiebolaget
	LM Ericsson - SP-ADR	217,980
3,000	Ubiquiti Networks Inc.	41,160
3,400	ViaSat, Inc.*	164,696
		2,198,469
	Computers & Peripherals — 0.8%
2,300	Cray, Inc.*	53,383
4,300	Dell Inc.	61,619
2,400	Electronics for Imaging, Inc.*	60,864
9,500	Hewlett-Packard Company	226,480
2,300	Lexmark International, Inc.	60,720
1,200	NCR Corporation*	33,072
3,900	NetApp, Inc.*	133,224
1,100	QLogic Corp.*	12,760
5,600	SanDisk Corp.*	308,000
5,600	Seagate Technology PLC	204,736
5,100	Silicon Graphics
	International Corporation*	70,125
500	Stratasys Ltd*	37,110
3,000	Western Digital Corp.	150,840
		1,412,933

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Construction & Engineering — 0.8%
8,147	Chicago Bridge & Iron
	Company N. V. NYS	$505,929
2,600	EMCOR Group, Inc.	110,214
3,900	Fluor Corp.	258,687
3,700	Foster Wheeler AG*	84,545
1,000	Granite Construction Incorporated	31,840
7,200	Jacobs Engineering Group Inc.*	404,928
1,100	MasTec Inc.*	32,065
1,100	Quanta Services, Inc.*	31,438
		1,459,646
	Construction Materials — 0.2%
2,000	CaesarStone Sdot Yam Ltd.*	52,800
1,200	James Hardie Industries Plc -SP-ADR	62,556
400	Martin Marietta Materials, Inc.	40,808
2,100	Texas Industries, Inc.*	132,531
2,000	Vulcan Materials Company	103,400
		392,095
	Consumer Finance — 0.6%
5,800	American Express Co.	391,268
1,000	Cash America International, Inc.	52,470
13,000	Discover Financial Services	582,920
600	Portfolio Recovery Associates, Inc.*	76,152
500	World Acceptance Corporation*	42,935
		1,145,745
	Consumer Services — Diversified — 0.2%
1,400	Bright Horizons Family Solutions Inc.*	47,306
2,200	Coinstar, Inc.*	128,524
6,800	H&R Block, Inc.	200,056
2,500	Sotheby’s	93,525
		469,411
	Containers & Packaging — 0.6%
1,200	AEP Industries Inc.*	86,172
2,300	Ball Corp.	109,434
2,700	Bemis Company, Inc.	108,972
23,000	Boise, Inc.	199,180
5,800	Crown Holdings, Inc.*	241,338
1,200	Owens-Illinois, Inc.*	31,980
3,800	Packaging Corp of America	170,506
700	Rock-Tenn Company	64,953
1,400	Sealed Air Corporation	33,754
1,200	Sonoco Products Company	41,988
		1,088,277
	Distributors — 0.1%
1,300	Genuine Parts Co.	101,400

	Electric Utilities — 0.1%
400	ITC Holdings Corporation	35,704
800	Otter Tail Corporation	24,912
2,000	Pepco Holdings, Inc.	42,800
		103,416
	Electrical Equipment — 1.2%
1,000	AMETEK, Inc.	43,360
2,500	The Babcock & Wilcox Co.	71,025
5,200	Eaton Corp. PLC	318,500
5,900	Emerson Electric Co.	329,633
800	Generac Holdings, Inc.	28,272
5,400	Hubbell Incorporated Cl B	524,394
1,200	Rockwell Automation, Inc.	103,620
2,100	Roper Industries, Inc.	267,351
2,710	Sensata Technologies Holding N.V.*	89,077
4,900	A.O. Smith Corp.	360,493
5,700	Solarcity Corporation*	107,616
		2,243,341
	Electronic Equipment,
	Instruments & Components — 1.0%
2,500	Agilent Technologies, Inc.	104,925
1,600	Amphenol Corporation	119,440
1,100	Badger Meter, Inc.	58,872
1,100	Coherent, Inc.	62,414
2,000	Flextronics International Ltd.*	13,520
3,800	InvenSense Inc.*	40,584
1,000	Itron, Inc.*	46,400
4,800	Jabil Circuit, Inc.	88,704
1,000	Littelfuse, Inc.	67,850
900	Measurement Specialties, Inc.*	35,793
1,700	Molex Inc.	49,776
9,100	Nam Tai Electronics, Inc.	123,760
4,000	OSI Systems, Inc.*	249,160
1,400	PC Connection, Inc.	22,890
8,900	Sanmina - SCI Corp.*	101,104
5,200	TE Connectivity Limited	218,036
2,900	Tech Data Corp.*	132,269
11,200	Trimble Navigation Ltd.*	335,552
		1,871,049
	Energy Equipment & Services — 1.4%
4,800	Cameron International Corp.*	312,960
4,300	Dresser-Rand Group, Inc.*	265,138
400	Dril-Quip, Inc.*	34,868

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Energy Equipment & Services — 1.4% (Continued)
900	Ensco PLC	$54,000
4,000	FMC Technologies, Inc.*	217,560
4,200	Helmerich & Payne, Inc.	254,940
13,200	Hercules Offshore, Inc.*	97,944
3,000	Lufkin Industries, Inc.	199,170
5,300	National-Oilwell Varco Inc.	374,975
5,600	Newpark Resources, Inc.*	51,968
1,000	Noble Corporation	38,150
2,100	Oceaneering International, Inc.	139,461
1,000	Oil States International, Inc.*	81,570
8,000	Parker Drilling Co.*	34,240
6,100	Patterson-UTI Energy, Inc.	145,424
11,200	RPC, Inc.	169,904
600	Schlumberger Ltd.	44,934
3,600	Tenaris S.A. - ADR	146,808
600	Transocean Ltd.	31,176
		2,695,190
	Financial Services — Diversified — 1.2%
40,400	Bank of America Corp.	492,072
1,000	CBOE Holdings Inc.	36,940
8,800	Citigroup Inc.	389,312
2,900	CME Group Inc.	178,031
1,100	Compass Diversified Holdings	17,457
700	IntercontinentalExchange Inc.*	114,149
4,500	JPMorgan Chase & Co.	213,570
4,900	KKR Financial Holdings LLC	54,243
10,445	Leucadia National Corporation	286,506
1,900	McGraw Hill Financial Inc. (f/k/a
	The McGraw-Hill Companies, Inc.)	98,952
2,600	Moody’s Corporation	138,632
800	The NASDAQ OMX Group, Inc.	25,840
11,700	NewStar Financial, Inc.*	154,791
3,100	NYSE Euronext	119,784
		2,320,279
	Food & Staples Retailing — 0.9%
3,200	Costco Wholesale Corp.	339,552
3,900	CVS Caremark Corporation	214,461
5,300	The Kroger Co.	175,642
3,900	PriceSmart, Inc.	303,537
5,500	Safeway Inc.	144,925
6,600	SUPERVALU Inc.	33,264
1,800	Sysco Corporation	63,306
1,800	United Natural Foods, Inc.*	88,560
1,600	Walgreen Company	76,288
800	Wal-Mart Stores, Inc.	59,864
2,500	Whole Foods Market, Inc.	216,875
		1,716,274
	Food Products — 2.6%
600	Annie’s, Inc.*	22,956
5,400	B & G Foods Inc.	164,646
3,100	Bunge Limited	228,873
6,100	Campbell Soup Company	276,696
5,300	ConAgra Foods, Inc.	189,793
1,400	Dean Foods Company*	25,382
1,200	Dole Food Company, Inc.*	13,080
5,300	General Mills, Inc.	261,343
4,400	Green Mountain Coffee Roasters, Inc.*	249,744
2,100	The Hain Celestial Group, Inc.*	128,268
4,300	The Hershey Company	376,379
4,400	Hormel Foods Corporation	181,808
8,600	Inventure Foods, Inc.*	66,908
2,900	J & J Snack Foods Corp.	222,981
8,600	Kellogg Company	554,098
1,600	Kraft Foods Group, Inc.	82,448
6,500	McCormick & Company, Inc.	478,075
1,100	Mead Johnson Nutrition Company	85,195
1,200	Mondelez International Inc.	36,732
2,400	Post Holdings Inc.*	103,032
600	Sanderson Farms, Inc.	32,772
1,200	Smithfield Foods, Inc.*	31,776
4,600	The J.M. Smucker Co.	456,136
6,400	SunOpta Inc.*	46,080
10,600	Tyson Foods, Inc.	263,092
5,900	Unilever N.V. NYS	241,900
3,300	Unilever PLC - SP-ADR	139,392
		4,959,585
	Gas Utilities — 0.1%
4,200	Questar Corporation	102,186

	Health Care Equipment & Supplies — 2.4%
5,900	Abbott Laboratories	208,388
2,300	Align Technology, Inc.*	77,073
1,000	ArthroCare Corporation*	34,760
5,000	Baxter International Inc.	363,200
3,300	Becton, Dickinson and Company	315,513
14,400	Boston Scientific Corporation*	112,464
3,200	CareFusion Corporation*	111,968
3,500	Covidien PLC	237,440
2,000	DENTSPLY International Inc.	84,840
1,700	Edwards Lifesciences Corp.*	139,672

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Health Care Equipment & Supplies — 2.4% (Continued)
3,200	Endologix, Inc.*	$51,680
3,400	Hologic, Inc.*	76,840
1,100	ICU Medical, Inc.*	64,845
600	Intuitive Surgical, Inc.*	294,714
600	Medidata Solutions, Inc.*	34,788
4,200	Medtronic, Inc.	197,232
2,000	Quidel Corporation*	47,500
2,400	ResMed Inc.	111,264
2,900	Sirona Dental Systems, Inc.*	213,817
27,000	The Spectranetics Corporation*	500,310
4,500	St. Jude Medical, Inc.	181,980
7,300	Stryker Corp.	476,252
2,000	Symmetry Medical Inc.*	22,900
6,400	Varian Medical Systems, Inc.*	460,800
1,700	Zimmer Holdings, Inc.	127,874
		4,548,114
	Health Care Providers & Services — 2.5%
5,500	Air Methods Corporation*	265,320
4,200	AmerisourceBergen Corporation	216,090
16,600	AMN Healthcare Services, Inc.*	262,778
6,100	BioScrip, Inc.*	77,531
2,000	Capital Senior Living Corporation*	52,860
1,800	Catamaran Corporation*	95,454
1,500	CIGNA Corp.	93,555
9,000	Community Health Systems Inc.	426,510
1,200	DaVita, Inc.*	142,308
3,100	HCA Holdings, Inc.	125,953
27,000	Health Management Associates, Inc.*	347,490
1,700	Health Net Inc.*	48,654
2,100	HEALTHSOUTH Corp.*	55,377
1,000	Humana Inc.	69,110
700	Laboratory Corporation of America Holdings*	63,140
600	Magellan Health Services, Inc.*	28,542
3,500	McKesson Corp.	377,860
5,700	Molina Healthcare Inc.*	175,959
500	MWI Veterinary Supply, Inc.*	66,130
5,500	Patterson Companies Inc.	209,220
1,000	Quest Diagnostics Inc.	56,450
5,000	Henry Schein, Inc.*	462,750
15,500	Tenet Healthcare Corp.*	737,490
2,900	Universal Health Services, Inc. Cl B	185,223
600	WellPoint, Inc.	39,738
		4,681,492
	Health Care Technology — 0.4%
2,100	athenahealth Inc.*	203,784
3,500	Cerner Corp.*	331,625
500	HealthStream, Inc.*	11,470
3,300	MedAssets, Inc.*	63,525
6,100	Omnicell, Inc.*	115,168
		725,572
	Home Building — 1.6%
11,600	D.R. Horton, Inc.	281,880
28,900	Hovnanian Enterprises, Inc.	166,753
17,400	KB Home	378,798
16,800	Lennar Corp.	696,864
900	Meritage Homes Corporation*	42,174
29,000	Pulte Group Inc.*	586,960
9,000	The Ryland Group, Inc.	374,580
13,700	Standard Pacific Corp.*	118,368
10,800	Toll Brothers, Inc.*	369,792
		3,016,169
	Hotels, Restaurants & Leisure — 5.1%
3,300	AFC Enterprises, Inc.*	119,889
2,200	Boyd Gaming Corp.*	18,194
7,500	Brinker International, Inc.	282,375
1,700	Buffalo Wild Wings Inc.*	148,801
3,100	Burger King Worldwide Inc.	59,210
1,400	Carnival Corp.	48,020
3,400	The Cheesecake Factory Inc.	131,274
1,000	Chipotle Mexican Grill, Inc.*	325,870
3,800	Cracker Barrel Old Country Store, Inc.	307,230
4,300	Darden Restaurants, Inc.	222,224
7,400	Denny’s Corp.*	42,698
4,200	DineEquity, Inc.	288,918
9,700	Domino’s Pizza, Inc.	498,968
5,400	Dunkin’ Brands Group Inc.	199,152
3,300	Home Inns & Hotels
	Management, Inc. - ADR*	98,307
800	Hyatt Hotels Corp.*	34,584
7,800	InterContinental Hotels Group PLC - ADR	237,276
1,200	International Game Technology	19,800
2,900	Jack in the Box Inc.*	100,311
73,900	Jamba, Inc.*	210,615
23,000	Krispy Kreme Doughnuts, Inc.*	332,120
6,300	Las Vegas Sands Corp.	355,005
1,500	LIFE TIME FITNESS, Inc.*	64,170
6,900	Luby’s, Inc.*	51,612
5,500	Marriott International Inc.	232,265

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Hotels, Restaurants & Leisure — 5.1% (Continued)
6,700	Marriott Vacations
	Worldwide Corporation*	$287,497
1,300	McDonald’s Corp.	129,597
28,800	Melco Crown
	Entertainment Ltd. - ADR*	672,192
14,500	MGM Resorts International*	190,675
2,100	Panera Bread Co.*	347,004
8,200	Papa John’s International, Inc.*	506,924
4,400	Royal Caribbean Cruises Ltd.	146,168
12,800	Ruth’s Hospitality Group Inc.*	122,112
4,600	SHFL entertainment, Inc.*	76,222
1,500	Sonic Corp.*	19,320
19,400	Starbucks Corp.	1,105,024
5,000	Starwood Hotels & Resorts
	Worldwide, Inc.	318,650
1,100	Tim Hortons, Inc.	59,752
6,200	The Wendy’s Company	35,154
7,300	Wyndham Worldwide Corp.	470,704
3,700	Wynn Resorts Ltd.	463,092
1,600	Yum! Brands, Inc.	115,104
		9,494,079
	Household Durables — 2.1%
2,000	Ethan Allen Interiors Inc.	65,840
1,400	Harman International Industries, Inc.	62,482
3,000	iRobot Corporation*	76,980
11,100	Jarden Corporation*	475,635
12,400	La-Z-Boy Inc.	233,988
8,200	Leggett & Platt, Incorporated	276,996
3,800	M.D.C. Holdings, Inc.	139,270
2,500	Mohawk Industries, Inc.*	282,800
13,400	Newell Rubbermaid Inc.	349,740
4,300	SodaStream International Ltd.*	213,452
5,900	SONY CORPORATION - SP-ADR	102,660
4,330	Stanley Black & Decker Inc.	350,600
9,800	Tempur-Pedic International Inc.*	486,374
8,300	Tupperware Brands Corp.	678,442
1,200	Whirlpool Corporation	142,152
		3,937,411
	Household Products — 0.6%
2,800	Church & Dwight Co., Inc.	180,964
4,500	The Clorox Company	398,385
1,000	Colgate-Palmolive Co.	118,030
2,500	Energizer Holdings, Inc.	249,325
1,000	The Procter & Gamble Company	77,060
600	Spectrum Brands Holdings, Inc.	33,954
1,200	WD-40 Co.	65,724
		1,123,442
	Independent Power Producers &
	Energy Traders — 0.0%
900	Dynegy Inc.*	21,591
2,300	NRG Energy, Inc.	60,927
		82,518
	Industrial Conglomerates — 0.7%
2,400	3M Co.	255,144
900	Carlisle Companies Incorporated	61,011
6,200	General Electric Company	143,344
7,300	Koninklijke Philips
	Electronics N.V. NYS	215,715
3,600	McDermott International, Inc.*	39,564
2,600	Siemens AG - SP-ADR	280,280
10,100	Textron Inc.	301,081
1,700	Tyco International Ltd.	54,400
		1,350,539
	Insurance — 3.3%
3,100	ACE Limited	275,807
1,000	Aflac, Inc.	52,020
700	Allied World Assurance Company
	Holdings AG	64,904
6,000	The Allstate Corporation	294,420
25,000	Ambac Financial Group, Inc.*	1,065
4,800	American Financial Group, Inc.	227,424
10,600	American International Group, Inc.*	411,492
800	AmTrust Financial Services, Inc.	27,720
4,400	Arch Capital Group Ltd.*	231,308
2,400	Aspen Insurance Holdings Ltd.	92,592
5,400	Berkshire Hathaway Inc. Cl B*	562,680
1,000	Brown & Brown, Inc.	32,040
800	The Chubb Corporation	70,024
2,600	CNO Financial Group, Inc.	29,770
10,400	eHealth, Inc.*	185,952
900	Everest Re Group, Ltd.	116,874
2,900	Fidelity National Financial, Inc.	73,167
10,600	First American Financial Corporation	271,042
700	Arthur J Gallagher & Co.	28,917
14,200	Genworth Financial Inc.*	142,000
800	Hanover Insurance Group Inc.	39,744
6,900	The Hartford Financial
	Services Group, Inc.	178,020

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Insurance — 3.3% (Continued)
2,900	Homeowners Choice, Inc.	$79,025
2,900	Lincoln National Corporation	94,569
800	Loews Corporation	35,256
100	Markel Corporation*	50,350
7,200	Marsh & McLennan Companies, Inc.	273,384
15,100	MBIA Inc.*	155,077
5,200	MetLife, Inc.	197,704
2,400	Platinum Underwriters Holdings, Ltd.	133,944
3,200	The Progressive Corporation	80,864
1,800	Protective Life Corporation	64,440
6,300	Prudential Financial, Inc.	371,637
5,000	Stewart Information
	Services Corporation	127,350
6,100	Torchmark Corp.	364,780
7,800	The Travelers Companies, Inc.	656,682
1,200	Unum Group	33,900
4,100	XL Group PLC	124,230
		6,252,174
	Internet & Catalog Retail — 2.2%
2,300	1-800-FLOWERS.COM, Inc.*	11,431
3,900	Amazon.com, Inc.*	1,039,311
13,000	Ctrip.com International, Ltd. - ADR*	277,940
11,600	Expedia, Inc.	696,116
25,200	Groupon, Inc.*	154,224
1,700	HomeAway Inc.*	55,250
3,700	HSN, Inc.	202,982
900	Liberty Interactive Corporation*	68,022
4,900	Liberty Interactive Corporation Cl A*	104,762
2,700	Netflix Inc.*	511,407
1,500	Orbitz Worldwide, Inc.*	8,565
7,700	Overstock.com, Inc.*	94,864
600	Priceline.com Inc.*	412,758
9,200	TripAdvisor Inc.*	483,184
		4,120,816
	Internet Software & Services — 3.2%
5,300	Akamai Technologies, Inc.*	187,037
200	Baidu, Inc. - SP-ADR*	17,540
8,400	BroadVision, Inc.*	74,004
400	CoStar Group Inc.*	43,784
3,600	eBay Inc.*	195,192
1,800	Equinix, Inc.*	389,358
3,000	FleetCor Technologies Inc.*	230,010
1,600	Google Inc.*	1,270,448
1,100	IAC/InterActiveCorp	49,148
11,600	Internet Initiative
	Japan Inc. - SP-ADR	195,924
1,800	j2 Global, Inc.	70,578
800	LinkedIn Corporation*	140,848
4,500	Liquidity Services Inc.*	134,145
600	MercadoLibre Inc.	57,936
500	Monster Worldwide, Inc.*	2,535
5,900	Move, Inc.*	70,505
2,300	NetEase.com Inc. - ADR	125,971
7,300	NIC Inc.	139,868
9,400	OpenTable, Inc.*	592,012
1,700	Qihoo 360 Technology Co. Ltd. - ADR*	50,371
6,300	Rackspace Hosting, Inc.*	318,024
1,800	Rediff.com India Limited - ADR*	5,004
500	SINA Corporation*	24,295
2,400	Sohu.com Inc.*	119,064
12,100	Support.com Inc.*	50,578
7,600	Synacor Inc.*	22,724
3,000	Travelzoo Inc.*	64,110
600	Trulia, Inc.*	18,828
8,600	ValueClick, Inc.*	254,130
4,300	VeriSign, Inc.*	203,304
2,000	VistaPrint N.V.*	77,320
14,700	Yahoo! Inc.*	345,891
1,500	Youku Tudou Inc.*	25,155
7,200	Zillow, Inc.*	393,624
		5,959,265
	IT Services — 3.4%
4,500	Accenture PLC	341,865
1,400	Automatic Data Processing, Inc.	91,028
9,500	Cognizant Technology Solutions Corp.*	727,795
5,800	Computer Sciences Corporation	285,534
700	CSG Systems International, Inc.*	14,833
4,800	DST Systems, Inc.	342,096
2,700	Exlservice Holdings Inc.*	88,776
8,500	Fidelity National Information
	Services, Inc.	336,770
6,700	Fiserv, Inc.*	588,461
4,300	Gartner, Inc.*	233,963
4,800	InterXion Holding N.V.*	116,256
2,200	Iron Mountain Incorporated	79,882
1,100	Mastercard, Inc.	595,243
4,100	MAXIMUS, Inc.	327,877
2,500	NeuStar, Inc.*	116,325

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	IT Services — 3.4% (Continued)
3,900	Paychex, Inc.	$136,773
6,300	Sapient Corp.*	76,797
700	TeleTech Holdings, Inc.*	14,847
4,800	Total System Services, Inc.	118,944
1,200	Unisys Corporation*	27,300
9,400	VeriFone Systems, Inc.*	194,392
9,300	Visa Inc.	1,579,512
		6,435,269
	Leisure Equipment & Products — 0.2%
40,900	Eastman Kodak Co.*	12,270
2,500	Mattel, Inc.	109,475
2,000	Nautilus, Inc.*	14,600
11,900	Smith & Wesson Holding Corporation*	107,100
1,400	Sturm, Ruger & Company, Inc.	71,022
		314,467
	Life Sciences Tools & Services — 1.0%
5,000	Affymetrix, Inc.*	23,600
4,600	Bruker Corp.*	87,860
4,700	Cambrex Corp.*	60,113
500	Furiex Pharmaceuticals Inc.*	18,740
1,500	Illumina, Inc.*	81,000
2,300	Life Technologies Corporation*	148,649
1,400	Luminex Corporation*	23,128
1,200	Mettler-Toledo International Inc.*	255,864
13,100	Parexel International Corp.*	517,581
3,900	PerkinElmer, Inc.	131,196
1,000	QIAGEN N.V.*	21,080
3,500	Thermo Fisher Scientific, Inc.	267,715
1,600	Waters Corp.*	150,256
		1,786,782
	Machinery — 3.0%
6,150	3D Systems Corporation*	198,276
7,500	Alamo Group Inc.	286,875
1,200	Barnes Group Inc.	34,716
1,400	Briggs & Stratton Corporation	34,720
1,300	CNH Global N.V.	53,716
7,100	Crane Co.	396,606
2,100	Danaher Corporation	130,515
3,700	Donaldson Company, Inc.	133,903
2,700	Dover Corporation	196,776
500	EnPro Industries, Inc.*	25,585
1,200	FreightCar America Inc.	26,184
3,100	Hardinge, Inc.	42,253
6,200	IDEX Corporation	331,204
4,100	Illinois Tool Works Inc.	249,854
3,900	Ingersoll-Rand PLC	214,539
1,800	ITT Corp.	51,174
2,900	Joy Global Inc.	172,608
1,800	KUBOTA CORPORATION - SP-ADR	129,906
500	Lincoln Electric Holdings, Inc.	27,090
3,000	Manitex International Inc.*	37,230
4,300	The Manitowoc Company, Inc.	88,408
7,200	Mueller Water Products, Inc.	42,696
900	Nordson Corporation	59,355
4,000	PACCAR Inc.	202,240
4,700	Pall Corp.	321,339
6,500	Parker Hannifin Corp.	595,270
7,200	Snap-On, Inc.	595,440
1,600	Tennant Company	77,696
12,100	Terex Corp.*	416,482
3,900	Titan International, Inc.	82,212
2,000	The Toro Co.	92,080
1,000	Trinity Industries, Inc.	45,330
1,100	Valmont Industries, Inc.	172,997
1,500	Wabtec Corporation	153,165
		5,718,440
	Marine — 0.0%
200	Diana Shipping Inc.*	2,132

	Media — 4.0%
11,400	Belo Corp.	112,062
8,300	CBS Corp. Cl B Non-Voting	387,527
8,800	Comcast Corp.	369,688
5,400	DIRECTV*	305,694
8,700	Discovery Communications, Inc.*	685,038
2,000	DISH Network Corp.	75,800
12,100	The Walt Disney Co.	687,280
4,100	Entravision Communications
	Corporation	13,079
3,600	Gannett Co., Inc.	78,732
3,000	Grupo Televisa S.A.B. - SP-ADR	79,830
2,200	Hong Kong Television
	Network Limited - ADR	14,102
6,300	IMAX Corp.*	168,399
10,700	The Interpublic Group
	of Companies, Inc.	139,421
1,300	Lamar Advertising Company*	63,193
800	Liberty Global, Inc.*	58,720
800	Liberty Media Corporation*	89,304

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Media — 4.0% (Continued)
7,700	LIN TV Corporation*	$84,623
6,800	Lions Gate Entertainment Corp.*	161,636
5,700	Live Nation Entertainment, Inc.*	70,509
3,100	Morningstar, Inc.	216,752
3,200	The New York Times Company*	31,360
17,900	News Corp. Cl B	550,604
1,500	Nexstar Broadcasting Group, Inc.	27,000
4,300	Omnicom Group Inc.	253,270
700	Pandora Media Inc.*	9,912
3,600	Scripps Networks Interactive	231,624
1,500	Sinclair Broadcast Group, Inc.	30,360
187,800	Sirius XM Radio Inc.	578,424
13,500	Starz - Liberty Capital*	299,025
4,100	Time Warner Cable Inc.	393,846
14,400	Time Warner Inc.	829,728
2,000	Valassis Communications, Inc.	59,740
4,400	Viacom Inc. Cl B	270,908
		7,427,190
	Metals & Mining — 0.8%
900	Allegheny Technologies, Inc.	28,539
900	Cliffs Natural Resources Inc.	17,109
1,400	Freeport-McMoRan
	Copper & Gold Inc.	46,340
9,800	Golden Star Resources Ltd.*	15,680
7,000	Hecla Mining Co.	27,650
16,300	Kinross Gold Corp.	129,259
5,400	Molycorp, Inc.*	28,080
26,200	New Gold Inc.*	238,420
29,400	NovaGold Resources Inc.*	106,722
800	Nucor Corporation	36,920
6,900	Paramount Gold and
	Silver Corporation*	15,387
1,175	Pilot Gold Inc.*^	1,943
7,400	Rare Element Resources Ltd.*^	16,946
1,100	Reliance Steel & Aluminum Co.	78,287
1,000	Royal Gold, Inc.	71,030
5,200	RTI International Metals, Inc.*	164,788
2,500	Steel Dynamics, Inc.	39,675
11,900	Stillwater Mining Company*	153,867
1,600	SunCoke Energy, Inc.*	26,128
14,200	Taseko Mines Ltd.*	39,334
2,400	Teck Resources Ltd. Cl B	67,584
2,400	US Silica Holdings Inc.	56,592
3,000	Worthington Industries, Inc.	92,940
		1,499,220
	Multiline Retail — 0.7%
1,700	Big Lots, Inc.*	59,959
3,400	Dollar General Corp.*	171,972
3,300	Dollar Tree, Inc.*	159,819
3,500	Family Dollar Stores, Inc.	206,675
800	Kohl’s Corp.	36,904
3,800	Macy’s, Inc.	158,992
1,700	Nordstrom, Inc.	93,891
7,100	Saks, Inc.*	81,437
1,156	Sears Canada Inc.	11,118
3,300	Target Corp.	225,885
6,500	Tuesday Morning Corporation*	50,440
		1,257,092
	Multi-Utilities — 0.2%
1,800	Dominion Resources, Inc.	104,724
3,400	NiSource Inc.	99,756
1,500	Sempra Energy	119,910
2,000	Vectren Corporation	70,840
		395,230
	Office Electronics — 0.1%
2,000	Xerox Corporation	17,200
3,400	Zebra Technologies Corporation*	160,242
		177,442
	Oil, Gas & Consumable Fuels — 3.4%
3,900	Alpha Natural Resources, Inc.*	32,019
1,200	Anadarko Petroleum Corp.	104,940
5,400	Cabot Oil & Gas Corporation	365,094
2,800	Calumet Specialty
	Products Partners, L.P.	104,300
2,200	Canadian Natural Resources Ltd.	70,686
6,500	Carrizo Oil & Gas, Inc.*	167,505
20,400	Cheniere Energy, Inc.*	571,200
600	Chevron Corporation	71,292
6,600	Clean Energy Fuels Corporation*	85,800
200	CNOOC Limited - ADR	38,300
500	ConocoPhillips	30,050
1,200	Continental Resources, Inc.*	104,316
900	Crosstex Energy, Inc.	17,334
900	Denbury Resources Inc.*	16,785
3,600	Enbridge Inc.	167,544
1,200	Enterprise Products Partners L.P.	72,348
2,100	Genesis Energy, L.P.	101,262

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Oil, Gas & Consumable Fuels — 3.4% (Continued)
900	Gulfport Energy Corporation*	$41,247
2,900	Hess Corp.	207,669
5,300	HollyFrontier Corporation	272,685
28,500	Ivanhoe Energy, Inc.*	18,525
13,800	James River Coal Company*	24,150
24,700	Kodiak Oil & Gas Corp.*	224,523
2,700	Marathon Oil Corp.	91,044
8,950	Marathon Petroleum Corporation	801,920
1,700	Oasis Petroleum Inc.*	64,719
1,600	Occidental Petroleum Corp.	125,392
600	PetroChina Company Ltd.	79,092
1,500	Petroleo Brasileiro S.A. - ADR	24,855
3,000	Phillips 66	209,910
2,000	Pioneer Natural Resources Co.	248,500
1,700	Range Resources Corp.	137,768
11,400	Rentech, Inc.	26,790
800	Southwestern Energy Company*	29,808
5,400	StealthGas, Inc.*	64,746
2,200	Summit Midstream Partners L.P.	60,786
5,300	Suncor Energy, Inc.	159,053
3,900	Tesoro Corp.	228,345
16,400	TransGlobe Energy Corp.*	140,548
4,600	Valero Energy Corp.	209,254
7,800	Western Refining, Inc.	276,198
5,400	Whiting Petroleum Corp.*	274,536
7,100	The Williams Companies, Inc.	265,966
		6,428,804
	Paper & Forest Products — 0.9%
10,700	P.H. Glatfelter Co.	250,166
10,900	International Paper Co.	507,722
1,200	Kapstone Paper and
	Packaging Corporation	33,360
29,200	Louisiana-Pacific Corp.*	630,720
8,200	MeadWestvaco Corporation	297,660
		1,719,628
	Personal Products — 0.1%
900	Avon Products, Inc.	18,657
1,400	The Estee Lauder Companies Inc.	89,642
3,200	Medifast, Inc.*	73,344
3,400	Nutrisystem, Inc.	28,832
1,900	Revlon, Inc.*	42,484
		252,959
	Pharmaceuticals — 2.9%
6,900	AbbVie Inc.	281,382
600	Actavis Inc.*	55,266
3,700	Allergan, Inc.	413,031
1,700	AstraZeneca PLC - SP-ADR	84,966
1,100	Bayer AG - SP-ADR	113,905
8,200	Bristol-Myers Squibb Company	337,758
1,500	Dr. Reddy’s Laboratories
	Limited - ADR	48,525
800	Endo Health Solutions Inc.* (f/k/a Endo
	Pharmaceuticals Holdings Inc.)	24,608
5,200	Forest Laboratories, Inc.*	197,808
700	GlaxoSmithKline-PLC - SP-ADR	32,837
2,700	Jazz Pharmaceuticals, Inc.*	150,957
11,400	Johnson & Johnson	929,442
4,200	Eli Lilly and Co.	238,518
2,200	The Medicines Company*	73,524
4,200	Merck & Co., Inc.	185,766
8,000	Mylan, Inc.*	231,520
2,300	Novartis AG - ADR	163,852
1,200	Novo Nordisk A/S - SP-ADR	193,800
700	Perrigo Co.	83,111
13,600	Pfizer Inc.	392,496
1,800	Questcor Pharmaceuticals, Inc.	58,572
3,000	Sanofi - ADR	153,240
5,000	SciClone Pharmaceuticals, Inc.*	23,000
800	Shire PLC- ADR	73,088
800	Teva Pharmaceutical Industries Ltd.	31,744
6,300	Valeant Pharmaceuticals
	International, Inc.*	472,626
8,200	ViroPharma Inc.*	206,312
14,200	VIVUS Inc.*	156,200
		5,407,854
	Professional Services — 0.6%
4,300	IHS Inc.*	450,296
2,800	Kelly Services, Inc.	52,304
1,100	Nielsen Holdings N.V.	39,402
11,800	On Assignment, Inc.*	298,658
3,100	Robert Half International, Inc.	116,343
2,600	TrueBlue, Inc.*	54,964
1,500	Verisk Analytics, Inc.*	92,445
		1,104,412
	Real Estate Management
	& Development — 0.1%
4,400	CBRE Group, Inc.*	111,100
500	The St. Joe Company*	10,625
		121,725

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Road & Rail — 2.2%
11,000	Avis Budget Group, Inc.*	$306,130
2,600	Canadian National Railway Company	260,780
800	Canadian Pacific Railway Limited	104,376
6,800	CSX Corp.	167,484
1,300	Genesee & Wyoming Inc.*	121,043
22,800	Hertz Global Holdings, Inc.*	507,528
5,900	J.B. Hunt Transportation Services, Inc.	439,432
5,700	Kansas City Southern	632,130
2,400	Norfolk Southern Corporation	184,992
8,100	Old Dominion Freight Line, Inc.*	309,420
4,700	Ryder Systems, Inc.	280,825
5,600	Union Pacific Corp.	797,496
		4,111,636
	Semiconductors & Semiconductor
	Equipment — 2.5%
9,700	Advanced Energy Industries, Inc.*	177,510
15,800	Advanced Micro Devices, Inc.*	40,290
700	Analog Devices, Inc.	32,543
2,000	Applied Materials, Inc.	26,960
5,600	Applied Micro Circuits Corporation*	41,552
10,000	ARM Holdings plc - SP-ADR	423,700
3,900	Atmel Corporation*	27,144
4,800	Cavium Inc.*	186,288
4,700	Cree, Inc.*	257,137
800	Cypress Semiconductor Corp.	8,824
14,100	Entegris Inc.*	139,026
9,000	Fairchild Semiconductor
	International, Inc.*	127,260
3,300	Integrated Device Technology, Inc.*	24,651
4,300	JA Solar Holdings
	Company, Ltd. - ADR*	15,566
3,000	KLA-Tencor Corp.	158,220
12,800	Kulicke and Soffa Industries, Inc.*	147,968
2,300	Lam Research Corporation*	95,358
15,900	Lattice Semiconductor Corp.*	86,655
3,100	Linear Technology Corporation	118,947
27,300	LSI Corp.*	185,094
2,600	LTX-Credence Corporation*	15,704
10,500	Marvell Technology Group Ltd.	111,090
5,200	Maxim Integrated Products, Inc.	169,780
700	Mellanox Technologies Ltd.*	38,857
3,300	MEMC Electronic Materials, Inc.*	14,520
17,000	Micron Technology, Inc.*	169,660
6,100	NVIDIA Corp.	78,202
6,300	NXP Semiconductors N.V.*	190,638
9,800	OmniVision Technologies, Inc.*	135,044
19,400	ON Semiconductor Corp.*	160,632
5,200	PDF Solutions, Inc.*	83,304
700	PMC-Sierra, Inc.*	4,753
3,900	ReneSola Ltd. - ADR*	5,382
12,000	RF Micro Devices, Inc.*	63,840
8,200	Skyworks Solutions, Inc.*	180,646
1,400	Spreadtrum
	Communications Inc. - ADR	28,714
1,100	SunPower Corporation*	12,694
8,300	Taiwan Semiconductor Manufacturing
	Company Ltd. - SP-ADR	142,677
13,600	Teradyne, Inc.*	220,592
6,500	Texas Instruments Incorporated	230,620
4,500	TriQuint Semiconductor, Inc.*	22,725
2,600	Ultratech, Inc.*	102,778
4,400	Veeco Instruments Inc.*	168,652
800	Xilinx, Inc.	30,536
		4,702,733
	Software — 4.2%
1,100	Activision Blizzard, Inc.	16,027
6,300	Adobe Systems Inc.*	274,113
1,200	Advent Software, Inc.*	33,564
1,200	ANSYS, Inc.*	97,704
5,200	Autodesk, Inc.*	214,448
700	BroadSoft Inc.*	18,529
600	CA, Inc.	15,102
6,900	Cadence Design Systems, Inc.*	96,117
1,100	CommVault Systems, Inc.*	90,178
19,200	Compuware Corp.*	240,000
1,500	Ebix, Inc.	24,330
6,400	Electronic Arts Inc.*	113,280
800	ePlus inc.	36,968
400	FactSet Research Systems Inc.	37,040
5,000	Fair Isaac Corp.	228,450
11,300	Fortinet Inc.*	267,584
9,200	Glu Mobile Inc.*	27,416
9,500	Jack Henry & Associates, Inc.	438,995
7,300	Informatica Corp.*	251,631
500	Intuit Inc.	32,825
20,800	Mentor Graphics Corporation	375,440
1,400	Netsol Technologies, Inc.*	18,438
8,520	NetSuite Inc.*	682,111

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Software — 4.2% (Continued)
4,500	Nuance Communications, Inc.*	$90,810
3,100	Oracle Corp.	100,254
4,900	Progress Software Corporation*	111,622
3,100	QLIK Technologies Inc.*	80,073
3,200	Quality Systems, Inc.	58,496
1,600	Red Hat, Inc.*	80,896
1,400	Rosetta Stone, Inc.*	21,532
1,700	Rovi Corporation*	36,397
4,000	Salesforce.com, Inc.*	715,320
6,800	SAP AG - SP-ADR	547,672
600	Solarwinds, Inc.*	35,460
2,300	Sourcefire Inc.*	136,229
12,000	Symantec Corp.*	296,160
900	Synchronoss Technologies, Inc.*	27,927
8,800	Synopsys, Inc.*	315,744
1,900	TIBCO Software Inc.*	38,418
5,300	TiVo Inc.*	65,667
11,800	Tyler Technologies, Inc.*	722,868
3,300	The Ultimate Software Group, Inc.*	343,728
1,300	Virnetx Holding Corporation*	24,921
3,500	VMware Inc.*	276,080
8,700	Wave Systems Corp.*	5,942
20,400	Zynga Inc.*	68,544
		7,831,050
	Solar — 0.1%
8,300	First Solar, Inc.*	223,768
10,000	LDK Solar Company Ltd. - ADR*	11,000
		234,768
	Specialty Retail — 6.4%
4,200	AutoNation, Inc.*	183,750
700	AutoZone, Inc.*	277,739
3,300	Bed Bath & Beyond Inc.*	212,586
14,400	Best Buy Co., Inc.	318,960
36,000	Borders Group, Inc.*(b)	—
10,400	CarMax, Inc.*	433,680
5,650	Coldwater Creek Inc.*	17,854
13,200	Dick’s Sporting Goods, Inc.	624,360
1,200	DSW, Inc.	76,560
3,000	Express, Inc.*	53,430
2,000	Five Below, Inc.*	75,780
5,400	Foot Locker, Inc.	184,896
5,300	Francesca’s Holdings Corporation*	151,898
4,000	GameStop Corporation	111,880
3,800	The Gap, Inc.	134,520
1,800	GNC Acquisition Holdings Inc.	70,704
2,800	Group 1 Automotive, Inc.	168,196
500	Guess?, Inc.	12,415
2,900	Hibbett Sports Inc.*	163,183
16,400	The Home Depot, Inc.	1,144,392
17,300	Lithia Motors, Inc.	821,404
30,100	Lowe’s Companies, Inc.	1,141,392
10,300	Lumber Liquidators Holdings, Inc.*	723,266
900	Mattress Firm Holding Corp.*	31,086
53,800	Office Depot, Inc.*	211,434
23,300	OfficeMax Inc.	270,513
5,700	O’Reilly Automotive, Inc.*	584,535
3,100	PetSmart, Inc.	192,510
34,000	Pier 1 Imports, Inc.	782,000
2,200	RadioShack Corporation	7,392
2,400	Rent-A-Center, Inc.	88,656
6,400	Ross Stores, Inc.	387,968
700	Sears Hometown and
	Outlet Stores Inc.*	28,245
1,600	Select Comfort Corporation*	31,632
3,400	The Sherwin-Williams Co.	574,226
1,100	Signet Jewelers Ltd.	73,700
15,000	Sonic Automotive, Inc.	332,400
2,600	Staples, Inc.	34,918
1,500	Tiffany & Co.	104,310
6,500	The TJX Companies, Inc.	303,875
1,300	Tractor Supply Company	135,369
2,800	Ulta Salon, Cosmetics &
	Fragrance, Inc.	227,276
4,000	Urban Outfitters, Inc.*	154,960
1,600	Vitamin Shoppe, Inc.*	78,160
4,900	Williams-Sonoma, Inc.	252,448
6,300	Zale Corporation*	24,759
		12,015,217
	Telecommunication Services –
	Diversified — 0.6%
33,300	8x8, Inc.*	228,105
7,000	BT Group plc - SP-ADR	294,210
800	CenturyLink Inc.	28,104
1,200	Level 3 Communications, Inc.*	24,348
3,400	magicJack VocalTec Ltd.*	47,600
11,900	tw telecom inc.*	299,761
3,700	Verizon Communications Inc.	181,855
2,500	VimpelCom Ltd. - SP-ADR	29,725

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
COMMON STOCKS — 97.5% (a) (Continued)
	Telecommunication Services –
	Diversified — 0.6% (Continued)
7,000	Windstream Corporation	$55,650
		1,189,358
	Telecommunication Services –
	Wireless — 1.2%
6,100	Crown Castle International Corp.*	424,804
16,900	Leap Wireless International, Inc.*	99,541
17,160	MetroPCS Communications, Inc.*	187,044
2,100	Mobile TeleSystems - SP-ADR	43,554
6,040	NII Holdings Inc.*	26,153
4,000	Rogers Communications, Inc. Cl B	204,240
14,000	SBA Communications Corporation*	1,008,280
19,000	Sprint Nextel Corp.*	117,990
700	Turkcell Iletisim Hizmetleri
	AS - ADR*	11,648
1,900	Vodafone Group Plc - SP-ADR	53,979
		2,177,233
	Textiles, Apparel & Luxury Goods — 2.0%
900	Coach, Inc.	44,991
2,300	Crocs, Inc.*	34,086
1,800	Deckers Outdoor Corporation*	100,242
17,100	Fifth & Pacific Companies, Inc.*	322,848
6,000	Gildan Activewear Inc.	239,460
2,900	Hanesbrands, Inc.	132,124
4,800	Iconix Brand Group, Inc.*	124,176
14,700	Joe’s Jeans, Inc.*	24,990
16,900	Luxottica Group SpA - ADR	849,901
900	Steven Madden, Ltd.*	38,826
3,700	Michael Kors Holdings Ltd.*	210,123
3,700	Movado Group, Inc.	124,024
6,600	NIKE, Inc. Cl B	389,466
6,600	PVH Corp.	704,946
1,100	Ralph Lauren Corporation	186,241
2,200	Skechers U.S.A., Inc.*	46,530
1,800	Under Armour, Inc.*	92,160
500	VF Corp.	83,875
		3,749,009
	Thrifts & Mortgage Finance — 0.1%
3,600	Bank Mutual Corporation	19,908
1,000	Nationstar Mortgage Holdings, Inc.*	36,900
3,600	Ocwen Financial Corporation*	136,512
7,100	Radian Group Inc.	76,041
		269,361
	Trading Companies & Distributors — 0.8%
2,000	Air Lease Corporation	58,640
4,600	Fastenal Co.	236,210
1,900	W.W. Grainger, Inc.	427,462
4,700	TAL International Group, Inc.	212,957
1,600	Titan Machinery, Inc.*	44,400
900	TransDigm Group, Inc.	137,628
7,600	United Rentals, Inc.*	417,772
		1,535,069
	Transportation Infrastructure — 0.0%
200	Grupo Aeroportuario del Sureste
	S.A.B. de C.V. - ADR	27,334
200	Macquarie Infrastructure
	Company LLC	10,808
		38,142
	Water Utilities — 0.2%
1,300	American States Water Company	74,841
3,300	American Water Works Co., Inc.	136,752
3,500	California Water Service Group	69,650
2,600	Consolidated Water Co., Ltd.	25,740
		306,983
	Total common stocks
	(cost $146,335,102)	183,112,461
PUBLICLY TRADED PARTNERSHIPS — 0.1% (a)
	Capital Markets — 0.0%
900	Lazard Ltd.	30,717
	Chemicals — 0.0%
1,700	Rentech Nitrogen Partners LP	60,996
	Diversified Financial Services — 0.1%
1,300	Texas Pacific Land Trust	91,624
	Oil, Gas & Consumable Fuels — 0.0%
1,400	Linn Energy LLC	53,060
	Total publicly traded partnerships
	(cost $225,803)	236,397
REITS — 1.4% (a)
	Real Estate Investment Trusts — 1.4%
1,000	Campus Crest Communities, Inc.	13,900
4,500	Chimera Investment Corporation	14,355
5,200	Corrections Corporation of America	203,164
2,800	Cousins Properties, Inc.	29,932
1,500	CubeSmart	23,700
5,900	Extra Space Storage Inc.	231,693
1,200	The Geo Group Inc.	45,144

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.1% (a) (Continued)
REITS — 1.4% (a) (Continued)
	Real Estate Investment
	Trusts — 1.4% (Continued)
3,000	Gramercy Property Trust Inc.* (f/k/a
	Gramercy Capital Corp.)	$15,630
300	Healthcare Realty Trust, Inc.	8,517
3,000	Medical Properties Trust Inc.	48,120
4,400	MFA Financial, Inc.	41,008
8,700	OMEGA Healthcare Investors, Inc.	264,132
2,300	Parkway Properties, Inc.	42,665
2,200	Potlatch Corporation	100,892
400	PS Business Parks, Inc.	31,568
300	Public Storage	45,696
2,300	Rayonier Inc.	137,241
2,400	Redwood Trust, Inc.	55,632
1,800	Simon Property Group, Inc.	285,408
5,600	Sovran Self Storage, Inc.	361,144
3,000	STAG Industrial, Inc.	63,810
3,900	Tanger Factory Outlet Centers, Inc.	141,102
400	Taubman Centers, Inc.	31,064
2,400	Ventas, Inc.	175,680
3,600	Western Asset Mortgage Capital Corp.	83,664
4,500	Weyerhaeuser Company	141,210
	Total REITS
	(cost $2,327,587)	2,636,071
WARRANTS — 0.0% (a)
3,150	American International Group, Inc.*,
	Expiration Date - 01/19/21,
	Exercise Price - $45.00	47,880
	Total warrants
	(cost $47,259)	47,880
PREFERRED STOCKS — 0.1% (a)
	Beverages — 0.1%
5,800	Companhia de Bebidas das
	Americas Preferred - SP-ADR	245,514
	Total preferred stocks
	(cost $151,249)	245,514
	Total investments — 99.1%
	(cost $149,087,000)	186,278,323
	Cash and receivables,
	less liabilities — 0.9% (a)	1,645,951
	TOTAL NET ASSETS — 100.0%	$187,924,274

*	Non-income producing security.
^	Passive Foreign Investment Company (PFIC)
(a)	Percentages for the various classifications relate to net assets.
(b)
These securities were fair valued as determined by the adviser using procedures approved by the Board of Directors and are classified as level 2 or 3.  As of March 31, 2013, the aggregate value of these securities was $134 which represents 0.0% of total net assets.

ADR – Unsponsored American Depositary Receipt
AG – German Corporation
A/S – Danish Company
LLC – Limited Liability Company
L.P. – Limited Partnership
N.V. – Dutch Public Limited Liability Co.
NYS – New York Registered Shares
PLC – Public Limited Company
S.A. – Sociedad Anónima
S.A.B. de C.V. – Sociedad Anónima Bursetil de Capital Variable
SP - ADR – Sponsored American Depositary Receipt
SpA – Italian Corporation

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $12,095)	$1,409,288
Total investment income	1,409,288
EXPENSES:
Management fees	891,582
Transfer agent fees	121,295
Administrative and accounting services	117,586
Distribution fees	84,932
Custodian fees	77,839
Printing and postage expense	25,609
Registration fees	23,309
Insurance expense	22,534
Professional fees	22,029
Board of Directors fees	13,961
Chief Compliance Officer fees	11,500
Overdraft fees	8,016
Other expenses	9,874
Total expenses	1,430,066
NET INVESTMENT LOSS	(20,778)
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	2,968,252
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS AND
TRANSACTIONS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES	11,993,577
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY	14,961,829
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,941,051

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2013 (Unaudited) and For the Year Ended September 30, 2012

	2013	2012
OPERATIONS:
Net investment loss	$(20,778)	$(705,833)
Net realized gain on investments and foreign currency transactions	2,968,252	2,601,844
Net increase in unrealized appreciation on investments and transactions of assets and liabilities
in foreign currencies	11,993,577	46,128,097
Net increase in net assets resulting from operations	14,941,051	48,024,108
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net capital gains ($0.62743 per share)	(1,885,775)	—
FUND SHARE ACTIVITIES:
Proceeds from shares issued (414,426 and 914,026 shares, respectively)	24,670,666	50,025,921
Net asset value of shares issued in distributions reinvested (31,377 shares)	1,783,482	—
Cost of shares redeemed (642,127 and 2,042,077 shares, respectively)	(37,657,888)	(111,159,830)
Net decrease in net assets derived from Fund share activities	(11,203,740)	(61,133,909)
TOTAL INCREASE (DECREASE)	1,851,536	(13,109,801)
NET ASSETS AT THE BEGINNING OF THE PERIOD	186,072,738	199,182,539
NET ASSETS AT THE END OF THE PERIOD (Includes undistributed net investment income of $0 and
accumulated net investment loss of $(623,313), respectively)	$187,924,274	$186,072,738

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)
	For the Six
	Months Ending		Years Ended September 30,
	March 31, 2013		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$58.97		$46.50	$48.29	$41.87	$31.85	$32.05
Income from investment operations:
Net investment loss (a)	(0.01)		(0.19)	(0.27)	(0.25)	(0.42)	(0.01)
Net realized and unrealized
gains (loss) on investments	5.18		12.66	(1.52)	6.67	10.44	0.02
Total from investment operations	5.17		12.47	(1.79)	6.42	10.02	0.01
Less distributions:
Distributions from net investment income	—		—	—	—	—	(0.21)
Distributions from net realized gains	(0.63)		—	—	—	—	—
Total from distributions	(0.63)		—	—	—	—	(0.21)
Net asset value, end of period	$63.51		$58.97	$46.50	$48.29	$41.87	$31.85
TOTAL RETURN	8.89	%(1)	26.82%	(3.71%)	15.33%	31.46%	(0.00%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	187,924		186,073	199,183	116,043	48,553	22,151
Ratio of expenses (after reimbursement)
to average net assets*	1.60	%(2)	1.53%	1.55%	1.80%	2.00%	2.00%
Ratio of net investment loss to average net assets**	(0.02	%)(2)	(0.34%)	(0.49%)	(0.55%)	(1.24%)	(0.03%)
Portfolio turnover rate	65%		99%	55%	80%	527%	364%

(a)	Amount calculated based on average shares outstanding throughout the period.
*
Computed after giving effect to adviser’s expense limitation undertaking.  If the Fund had paid all of its expenses for the years ended September 30, 2009 and 2008, the ratios would have been 2.51% and 2.67%, respectively.

**	If the Fund had paid all of its expenses for the years ended September 30, 2009 and 2008, the ratios would have been (1.75%) and (0.70%), respectively.
(1)	Not annualized.
(2)	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited)

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended.  This Company consists of one fund: the Reynolds Blue Chip Growth Fund (the “Fund”).  The Company was incorporated under the laws of Maryland on April 28,1988.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies.

(a)  Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price.  Securities which are traded on the Nasdaq National Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value.  Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.  The fair value of a security is the amount which the Fund might receive upon a current sale.  The fair value of a security may differ

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

from the last quoted price and the Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2—	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1—Common Stocks	$183,112,327
Publicly Traded Partnerships	236,397
REITS	2,636,071
Warrants	47,880
Preferred Stocks	245,514
Total Level 1	186,278,189
Level 2—Common Stocks	134
Level 3—Common Stocks	0
Total	$186,278,323	*

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  For the six months ended March 31, 2013, the following transfers were made:

Transfers out of Level 1 and into Level 2: $134.

The security transferred out of Level 1 and into Level 2 as a result of this security not trading as of March 31, 2013.

*  Please refer to the Schedule of Investments to view common stocks, publicly traded partnerships and preferred stocks segregated by industry type.

(b)  Investment transactions are accounted for on a trade date basis for financial reporting purposes.  Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.

(c)  The Fund records dividend income on the ex-dividend date and interest income on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(d)  GAAP requires that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.  For the year ended September 30, 2012, the Fund reclassified $82,520 of net investment loss and $18,042 of accumulated realized losses to capital stock.

(e)  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(f)  No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(g)  The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2012.  Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2013, open Federal tax years include the tax years ended September 30, 2009 through 2012.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the six months ending March 31, 2013, the Fund did not incur any interest or penalties.  The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has a management agreement with Reynolds Capital Management, LLC (“RCM”), to serve as investment adviser and manager.  The sole owner of RCM is Mr. Frederick L. Reynolds.  Mr. Reynolds is also an officer and interested director of the Fund.  Under the terms of the agreement, the Fund will pay RCM a monthly management fee at the annual rate of 1% of the daily net assets.

The agreement further stipulates that RCM will reimburse the Fund for all expenses exceeding 2% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items).  The Fund is not obligated to reimburse RCM for any expenses reimbursed in previous fiscal years.  No such reimbursements were required for the six months ending March 31, 2013.

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act.  The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date.

(4)	Investment Transactions —

For the six months ending March 31, 2013, purchases and proceeds of sales of investment securities (excluding short-term securities) were $115,860,751 and $127,596,891, respectively.

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2012:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$162,967,353	$31,043,221	$(10,668,455)	$20,374,766	$ —	$1,885,771

The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  Capital losses incurred in taxable years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.  Post-enactment losses must be utilized prior to pre-enactment losses.  Under pre-enactment law, capital losses could be

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013 (Unaudited)

(5)	Income Tax Information — (Continued)

carried forward for up to eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.  The RIC Act now allows regulated investment companies to elect to “push” to the first day of the next taxable year all or part of any late year ordinary loss, which is defined as the sum of the specified post-October losses and other post-December ordinary losses, over the specified post-October gains and other post-December ordinary gains.  This reduces the circumstances under which a regulated investment company might be required to file amended Forms 1099 to restate previously reported distributions.

The tax components of dividends paid during the year ended September 30, 2012, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations, tax basis post-October losses as of September 30, 2012, which are not recognized for tax purposes until the first day of the following fiscal year, and late year ordinary losses are:

September 30, 2012						September 30, 2011
		Pre-Enactment	Post-Enactment
Ordinary	Long-Term	Net Capital	Short-Term		Late Year	Ordinary	Long-Term
Income	Capital Gains	Loss	Capital Loss	Post-October	Ordinary	Income	Capital Gains
Distributions	Distributions	Carryovers	Carryovers	Losses	Losses	Distributions	Distributions
$ —	$ —	$ —	$ —	$ —	$630,763	$ —	$ —

The Fund has utilized $3,755,501 of its capital loss carryovers during the year ended September 30, 2012.

Since there were no ordinary distributions paid for the year ended September 30, 2012, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

ADVISORY AGREEMENT

On December 7, 2012, the Board of Directors (“Directors”) of Reynolds Funds, Inc. approved the continuation of the Reynolds Blue Chip Growth Fund’s (“Fund”) investment advisory agreement with Reynolds Capital Management, LLC (“RCM”).  Prior to approving the continuation of the advisory agreement, the Directors considered:

•	the nature, extent and quality of the services provided by RCM

•	the investment performance of the Fund

•	the costs of the services to be provided and profits to be realized by RCM from its relationship with the Fund

•	the extent to which economies of scale would be realized as the Fund grew and whether fee levels reflect any economies of scale

•	the expense ratio of the Fund

In considering the nature, extent and quality of the services provided by RCM, the Directors reviewed a report describing the portfolio management, shareholder communication and servicing services provided by RCM to the Fund.  The Directors concluded that RCM was providing essential services to the Fund as well as services that were in addition to services typically provided non-mutual fund clients.

The Directors reviewed the performance of the Fund and the profitability of RCM.  The Directors also reviewed data comparing fees and expenses of the Fund to comparable mutual funds.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed reports of the costs of services provided, and the profits realized, by RCM, from its relationship with the Fund and concluded that such profits were reasonable and not excessive.  The Directors also reviewed reports comparing the expense ratio of, and the advisory fees paid by, the Fund to those of, and paid by, other comparable mutual funds and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund was comparable to those of comparable mutual funds.  The Directors concluded that given the size of the Fund, investment advisory fee breakpoints were not warranted at this time.

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
DENNIS N. MOSER
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT, LLC
3565 South Las Vegas Boulevard, #403
Las Vegas, Nevada 89109

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS
1-414-765-4124

Custodian
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN FUND AUDIT SERVICES, LTD.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Distributor
RAFFERTY CAPITAL MARKETS, LLC
1010 Franklin Avenue
Garden City, New York 11530

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable to open-end investment companies.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reynolds Funds, Inc.
Registrant

By   /s/ Frederick L. Reynolds
Frederick L. Reynolds, President, Principal Executive Officer

Date    May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Reynolds Funds, Inc.
Registrant

By   /s/ Frederick L. Reynolds
Frederick L. Reynolds, President, Principal Executive Officer

Date    May 29, 2013

Reynolds Funds, Inc.
Registrant

By   /s/ Frederick L. Reynolds
Frederick L. Reynolds, Treasurer, Principal Financial Officer

Date    May 29, 2013